Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income Taxes

16.  Income Taxes

ASC 740 requires the effects of tax law and rate changes be reflected as a component of tax expense from continuing operations. Due to the enactment of the Tax Cuts and Jobs Act on December 22, 2017, Juniata’s future maximum corporate tax rate was lowered from 34% to 21%, thereby decreasing the future tax benefit of its net deferred tax asset by 13%. Though the reduced rate will provide tax savings to Juniata in future periods, the reduction resulted in a write-downs of Juniata’s net deferred tax assets, which was previously valued based upon the projection of a 34% future tax rate. As a result, a non-cash charge of $416,000 was included in the 2017 expense for income taxes. Offsetting the tax expense was the effect of tax credits for Juniata’s investment in two low-income housing partnerships amounting to $722,000 in 2017,  $572,000 in 2016 and $570,000 in 2015. Tax credits associated with phase I will continue through 2023.  Phase II credits were initiated in the second half of 2017 and will run through 2027. The tax credits are included in the tax expense line item on the Consolidated Statements of Income.

The components of income tax expense for the three years ended December 31 were:

(Dollars in thousands)	Years Ended December 31,
	2017	2016	2015
Current tax expense	$379	$499	$149
Deferred tax (benefit) expense	681	320	(66)
Total tax expense	$1,060	$819	$83

A reconciliation of the statutory income tax expense computed at 34% to the income tax expense included in the consolidated statements of income follows:

(Dollars in thousands)	Years Ended December 31,
	2017	2016	2015
Income before income taxes	$5,597	$5,975	$3,141
Statutory tax rate	34.0%	34.0%	34.0%
Federal tax at statutory rate	1,903	2,032	1,068
Tax-exempt interest	(443)	(427)	(391)
Net earnings on BOLI	(75)	(84)	(99)
Gain from life insurance proceeds	-	(124)	(34)
Dividend from unconsolidated subsidiary	(17)	(15)	(15)
Stock-based compensation	24	23	20
Federal tax credits	(722)	(572)	(570)
Merger and acquisition expenses	-	-	115
Tax reform adjustment	416	-	-
Other permanent differences	(26)	(14)	(11)
Total tax expense	$1,060	$819	$83
Effective tax rate	18.9%	13.7%	2.6%

Deductible temporary differences and taxable temporary differences gave rise to a net deferred tax asset for the Company as of December 31, 2017 and 2016.  The components giving rise to the net deferred tax asset are detailed below:

(Dollars in thousands)	Years Ended December 31,
	2017	2016
Deferred Tax Assets
Allowance for loan losses	$369	$413
Deferred directors' compensation	338	534
Employee and director benefits	320	535
Qualified pension liability	512	847
Unrealized losses on securities available for sale	439	429
Unrealized loss from securities impairment	37	106
Investment in low income housing project	141	159
Fair value adjustments to acquired assets and liabilities	168	277
Tax credit carryforward	75	209
Valuation reserves on other real estate owned	1	70
Other	-	83
Total deferred tax assets	2,400	3,662

Deferred Tax Liabilities
Depreciation	(345)	(272)
Equity income from unconsolidated subsidiary	(368)	(645)
Loan origination costs	(340)	(440)
Prepaid expense	(230)	(386)
Annuity earnings	(52)	(79)
Fair value of mortgage servicing rights	(47)	(70)
Intangible assets	(18)	(42)
Goodwill	(324)	(479)
Other	(24)	-
Total deferred tax liabilities	(1,748)	(2,413)
Net deferred tax asset included in other assets	$652	$1,249

The Company has concluded that the deferred tax assets are realizable (on a more likely than not basis) through the combination of future reversals of existing taxable temporary differences, certain tax planning strategies and expected future taxable income.

It is the Company’s policy to recognize interest and penalties on unrecognized tax benefits in income tax expense in the Consolidated Statements of Income. No significant income tax uncertainties were identified as a result of the Company’s evaluation of its income tax position. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended December 31, 2017, 2016 and 2015. The Company is no longer subject to examination by taxing authorities for years before 2014.  Tax years 2014 through the present, with limited exception, remain open to examination.